Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

Other current assets consisted of the following:

	December 31, 2015	December 31, 2014
Receivables from government agencies	233	220
Taxes and other government receivables	36	45
Advances	26	36
Prepayments	56	42
Loans and deposits	9	9
Interest receivable	1	1
Derivative instruments	5	1
Other current assets	41	36

Total	407	390